(WFA International Equity Funds - Class R6) | (WFA Emerging Markets Equity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Emerging Markets Equity Fund)	R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Emerging Markets Equity Fund)		R6
Management Fees		1.01%
Distribution (12b-1) Fees		none
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.19%
Fee Waivers		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.19%
[1]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Emerging Markets Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
R6	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in emerging market equity securities.

We invest principally in equity or other listed securities of emerging market companies. We consider emerging market companies to include companies that are traded in, have their primary operations in, are domiciled in or derive a majority of their revenue from emerging market countries as defined by the MSCI Emerging Markets Index. We may use futures to manage risk or to enhance return. The Fund may have exposure to stocks across any capitalizations and styles and will be diversified across countries and sectors.

Utilizing a bottom-up stock selection process, we seek to invest in quality companies at prices below their intrinsic value. From the available stock universe we focus only on those quality companies that are able to sustain high profitability over a long period of time for reasons we can understand. Such companies not only create value for investors from profitable investment of retained earnings and dividend payout, but also preserve value and protect investors from the risk of permanent capital loss. Among the characteristics we seek in high-quality companies are strong competitive position, demonstrable financial strength and profitability, quality management dedicated to public shareholders' interest, and favorable growth prospect supported by major long-term trends. We place an equal emphasis on understanding each company's intrinsic value and will only invest when a company's stock trades at a meaningful discount to this value. We do not attempt to anticipate or react to short term market fluctuations, but instead seek to take advantage of periodic market inefficiencies to buy the high quality companies at prices below our assessment of their intrinsic value. We have a disciplined approach to the monitoring and sale of holdings and our decisions to trim or sell out of positions may be triggered when a stock price exceeds its intrinsic value or when there is a material deterioration in the fundamentals of the company.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares, to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 2nd Quarter 2009     +31.91%

Lowest Quarter: 3rd Quarter 2008      -24.75%

Average Annual Total Returns for the periods ended 12/31/2013	[1]
Average Annual Total Returns (WFA Emerging Markets Equity Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
R6	Jun. 28, 2013	(2.13%)	15.17%	12.61%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)		(2.60%)	14.79%	11.17%

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.